SCHEDULE OF REVENUE BY MAJOR GEOGRAPHIC REGION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total revenue	$ 1,300	$ 142	$ 421
ISRAEL
Total revenue	409
UNITED STATES
Total revenue	363	142	219
Latin America [Member]
Total revenue	528
AUSTRALIA
Total revenue			$ 202